Operating Expenses - Schedule of Other Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Expense [Abstract]
Salaries and wages	$ 37,084	$ 41,750	$ 36,792
Healthcare and other benefits	2,599	2,908	2,563
Payroll taxes	1,590	2,286	2,084
Share-based payment expense	4,415	14,699	13,950
Total payroll costs	45,688	61,643	55,388
Amortization	1,979	3,048	2,940
Depreciation	2,955	5,845	4,347
Total amortization and depreciation expenses	4,933	8,893	7,287
Other general and administrative expenses	25,180	31,600	26,714
Other research and development expenses	73,729	111,288	78,282
Total other operating expenses	98,909	142,888	104,996
Total operating expenses	$ 149,530	$ 213,425	$ 167,671